Thrivent High Yield Portfolio
Thrivent High Yield Portfolio
Investment Objectives
Thrivent High Yield Portfolio seeks to achieve a higher level of income.
The Portfolio will also consider growth of capital as a secondary objective.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent High Yield Portfolio
Maximum Sales Charge (Load)
Maximum Deferred Sales Charge (Load)

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thrivent High Yield Portfolio
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Thrivent High Yield Portfolio	46	144	252	567

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 58% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase, these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by Adviser. The Portfolio invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Adviser uses fundamental, quantitative, and technical research techniques to determine what securities to buy and sell. The Adviser focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities to which the Portfolio’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Capital U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 '09	+16.64%
Worst Quarter:	Q4 '08	-14.51%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
Average Annual Total Returns	1 Year	5 Years	10 Years
Thrivent High Yield Portfolio	4.70%	6.90%	7.51%
Barclays Capital U.S. Corporate High Yield Bond Index Thrivent High Yield Portfolio	4.98%	7.54%	8.85%